As filed with the U.S. Securities and Exchange Commission on October 13, 2022

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 642	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 642	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On November 11, 2022, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 642 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 11, 2022, the effectiveness of the registration statement for the iShares Commodity Multi-Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 448 on December 3, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
464	February 15, 2019	March 15, 2019
472	March 14, 2019	April 5, 2019
475	April 4, 2019	May 3, 2019
482	May 2, 2019	May 31, 2019
488	May 30, 2019	June 28, 2019
496	June 27, 2019	July 26, 2019
503	July 25, 2019	August 23, 2019
510	August 22, 2019	September 20, 2019
517	September 19, 2019	October 18, 2019
525	October 17, 2019	November 15, 2019
533	November 14, 2019	December 13, 2019
543	December 12, 2019	January 10, 2020
548	January 9, 2020	February 7, 2020
552	February 6, 2020	March 6, 2020
557	March 5, 2020	April 3, 2020
561	April 2, 2020	May 1, 2020
565	April 30, 2020	May 29, 2020
569	May 28, 2020	June 26, 2020
573	June 25, 2020	July 24, 2020
578	July 23, 2020	August 21, 2020
582	August 20, 2020	September 18, 2020
586	September 17, 2020	October 16, 2020
588	October 15, 2020	November 13, 2020
590	November 12, 2020	December 11, 2020
593	December 10, 2020	January 8, 2021
596	January 7, 2021	February 5, 2021
598	February 4, 2021	March 5, 2021
602	March 4, 2021	April 2, 2021
604	April 1, 2021	April 30, 2021
606	April 29, 2021	May 28, 2021
608	May 27, 2021	June 25, 2021
609	June 24, 2021	July 23, 2021
610	July 22, 2021	August 20, 2021
611	August 19, 2021	September 17, 2021
612	September 16, 2021	October 15, 2021
613	October 14, 2021	November 12, 2021
614	November 10, 2021	December 9, 2021
616	December 8, 2021	January 7, 2022
618	January 6, 2022	February 4, 2022
620 624	February 3, 2022 March 3, 2022	March 4, 2022 April 1, 2022
625 629 630 637 638 639 640	March 31, 2022 April 28, 2022 May 26, 2022 June 23, 2022 July 21, 2022 August 18, 2022 September 15, 2022	April 29, 2022 May 27, 2022 June 24, 2022 July 22, 2022 August 19, 2022 September 16, 2022 October 14, 2022

This Post-Effective Amendment No. 642 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 448.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 642 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 13h day of October, 2022.

iSHARES U.S. ETF TRUST

By:
Armando Senra*
President

Date: October 13, 2022

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 642 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: October 13, 2022

John E. Martinez*
Trustee

Date: October 13, 2022

Cecilia H. Herbert*
Trustee

Date: October 13, 2022

John E. Kerrigan*
Trustee

Date: October 13, 2022

Robert S. Kapito*
Trustee

Date: October 13, 2022

Madhav V. Rajan*
Trustee

Date: October 13, 2022

Jane D. Carlin*
Trustee

Date: October 13, 2022

Drew E. Lawton*
Trustee

Date: October 13, 2022

Richard L. Fagnani*
Trustee

Date: October 13, 2022

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: October 13, 2022

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date October 13, 2022

*

Powers of Attorney, each dated June 15, 2022, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 641, filed September 22, 2022.